Equity Transactions - Additional Information (Detail)	1 Months Ended			3 Months Ended	6 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Aug. 14, 2012 AUD	Feb. 29, 2012 AUD	Jun. 25, 2010 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Dec. 31, 2012 Common Stock	Jun. 30, 2012 Common Stock	Jun. 30, 2012 Warrant	Dec. 31, 2012 Series A Preferred Stock USD ($)	Jun. 30, 2012 Series A Preferred Stock USD ($)	Dec. 31, 2012 Series B Preferred Stock USD ($)	Jun. 30, 2012 Series B Preferred Stock USD ($)	Dec. 31, 2012 Series B Preferred Stock Advanced Mobile Storage	Jun. 30, 2012 Series B Preferred Stock Advanced Mobile Storage USD ($)	Dec. 31, 2012 Series C Preferred Stock USD ($)
Subsidiary or Equity Method Investee [Line Items]
Rights price offering per share			$ 1.50
Additional shares of GFN common stock			0.5
Term of warrants			3 years
Common stock exercise price, per share			4
Warrant to acquire additional share of common stock				2,093,623		2,093,623
Sale of stock								4,187,247	4,187,247	4,187,247
Cumulative preferred stock, par value											$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001
Cumulative preferred stock, liquidation preference											$ 50	$ 50	$ 1,000	$ 1,000			$ 1,000
Preferred stock issued											25,900	25,900	100	100	110	110	750
Proceeds from issuance of common stock				$ 2,145,000	$ 2,145,000	$ 1,395,000	$ 1,395,000				$ 1,295,000		$ 100,000
Cumulative preferred stock, dividend percentage											12.50%		8.00%
Cumulative Preferred Stock, liquidation preference													110,000			110,000
Senior and other long term debt				40,000	40,000	73,000
Dividend on preferred stock					86,000	177,000	177,000				624,000	544,000	46,000	40,000
Number of preferred stock convertible into common stock				150,000	150,000
Exercise price of convertible Preferred Stock				$ 5.00	$ 5.00
Dividend declared	0.045	0.035
Common stock exchange ratio			1
Proceeds from issuances of common stock												$ 1,295,000		$ 100,000
Redeemable date of preferred stock						Feb. 01, 2014